UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Reporting Period: 1 January 2024 to 31 March 2024

Date of Report (Date of earliest event reported): 31 March 2024

Commission File Number of securitizer: To be confirmed

Central Index Key Number of securitizer: 0001970078

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001970078

Arslanian Group N.V.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Name and telephone number, including area code, of the person to contact in connection with this filing

Kris Wilson

Channel Capital Advisors LLP

Tel: 00 44 207 291 5195

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Arslanian Group N.V. (Securitizer, Depositor or Underwriter)

Date: 19th April 2024

Signature:	/s/ Kris Wilson
Name:	Kris Wilson
Position:	Chief Technology Officer
Company:	Channel Capital Advisors LLP

Filed on behalf of Arslanian Group N.V.

Repurchases and replacements relating to asset-backed securities*

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	(h)	(% of principal balance) (i)
Channel Finance S.A. acting through and in respect of its compartment 010 CIK 0001970078	X	Arslanian Group NV/Arslanian Group DMCC/Adamas Far East Limited	$54,091,179.63	$54,091,179.63	100%	$-	$54,091,179.63	0.00%

Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
		(% of principal			(% of principal			(% of principal			(% of principal			(% of principal
(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)
(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%

*Please note that with respect to the Assets That Were Subject of Demand and repurchased during the reporting period, no assets were repurchased owing to a breach of any representations or warranties by the Originator, and the transaction does not include any covenant or right of repurchase. As such, the “Assets That Were Repurchased or Replaced” does not include any data.